Senior Subordinated Convertible Promissory Note (‘SSCPN’)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Senior Subordinated Convertible Promissory Note (‘SSCPN’) [Abstract]
Senior Subordinated Convertible Promissory Note (‘SSCPN’)
19	Senior Subordinated Convertible Promissory Note (‘SSCPN’)

The Company has raised $8,109,954 during the year ended March 31, 2023 and $13,175,027 during the year ended March 31, 2024 against SSCPN, Warrants and placement agents warrants.

During the year ended March 31, 2024, as a result of consummation of the Business Combination by way of a Reverse Recapitalization, the SSCPN outstanding were converted into 42,482 (4,248,178 prior to Reverse Stock Split) shares of the Company’s Common Stock.

The Company had measured the SSCPN under the fair value option election of ASC 825 and were adjusted for their carrying value through Consolidated Statements of Operations up to the date of conversion on Reverse Recapitalization. On the date of Reverse Recapitalization, the carrying amounts of the SSCPN and Notes were credited to the capital accounts upon conversion.

In accordance with terms of the agreement , the Company’s warrants issued to SSCPN holder to purchase Common Stock were initially classified as a derivative liability which was then reclassified to equity on the Consolidated Balance Sheets as at March 31, 2024.

18	Senior Subordinated Convertible Promissory Note (‘SSCPN’)

The following is a summary of the Company’s SSCPN payable for which it elected the fair value option as of March 31, 2024 and March 31, 2023:

(In USD)

	Fair Value Outstanding
As at	March 31, 2024	March 31, 2023
SSCPN	$-	$17,422,132
Warrants issued against SSCPN	-	14,373,856
Total	-	31,795,988

The Company has raised $8,109,954 during the year ended March 31, 2023 and $13,175,027 during the year ended March 31, 2024 against SSCPN, Warrants and placement agents warrants. The terms and conditions are given below in note.

During the year ended March 31, 2024, as a result of consummation of the Business Combination by way of a Reverse Recapitalization, the SSCPN outstanding were converted into 42,482 (4,248,178 prior to Reverse Stock Split) shares of the Company’s Common Stock.

The Company had measured the SSCPN under the fair value option election of ASC 825 and were adjusted for their carrying value through Statement Of Operations up to the date of conversion on Reverse Recapitalization. On the date of Reverse Recapitalization, the carrying amounts of the SSCPN and Notes were credited to the capital accounts upon conversion.

The (gain)/ loss on change in fair value of the SSCPN recorded was $(3,448,845)  for the year ended March 31, 2024 and $9,312,177 for the year ended March 31, 2023, which were recognized in the Consolidated Statement of Operations for their respective period (as no portion of such fair value adjustment resulted from instrument-specific credit risk).

As of March 31, 2023, and March 31, 2024, the principal balances of the SSCPN were $8,109,954 and $NIL, respectively. The fair values of these SSCPNs were $17,422,132 and $NIL as of March 31, 2023, and March 31, 2024, respectively.

The warrants were classified as derivative financial liabilities. The Company remeasured the Warrants at each balance sheet date to fair value. On the close date of Reverse Recapitalization, the Warrants were reclassified to equity-classified common stock warrants. As a result, the Warrants were adjusted to fair value through Consolidated Statement Of Operations on reclassification which resulted in a gain of $6,571,082 for the year ended March 31, 2024. The carrying value was then adjusted in the additional paid-in capital.

The term and conditions of the SSCPN, warrants issued with SSCPNs and placement agent warrants issued during the year ended March 31, 2024 and March 31, 2023 is as follows:

Terms of SSCPN:

The Notes carried a simple interest rate of 6% per annum, with a maturity term of two years from the date of the initial closing (i.e., March 23, 2023) (the ‘Maturity Date’). They embodied a variable-share obligation upon their conversion. The Notes issued by the Company were convertible into common stock at an aggregate price of principal, including interest accrued up to the date of conversion.

The Notes were convertible either automatically or voluntarily into Common Stock of the Company. Since the SPAC merger was consummated prior to the maturity date, it was converted via automatic conversion route. As per the terms of automatic conversion immediately prior to the closing of the SPAC Merger, the outstanding principal amount of this Note and all accrued and unpaid interest on this Note that has accrued as of the date have been automatically converted into a number of fully paid common stock at the conversion price as defined in the agreement.

Terms of Warrants issued with SSCPN:

The warrants were exercisable from the completion of any event that results in the Company (or the surviving corporation) being subject to the reporting requirements of the Exchange Act, and its (or the surviving corporation’s capital stock) capital stock trading on a national securities exchange, OTC Markets or Pink Sheets (any of the foregoing, a “Public Event”). The warrants has expiry of five years from the effective date of any Public Event.

If the warrants were exercised prior to the automatic conversion of the SSCPN, the exercise price would have been a fixed amount, as defined in the agreement, divided by the number of shares of Common Stock outstanding on the date of Public Event. In case warrants were exercised concurrently with or following the automatic conversion of the SSCPN, exercise price is the amount equal to the conversion price.

In case of recapitalization of the Company, any consolidation or merger of the Company with another corporation, shall be effected in a way that holders of Common Stock shall be entitled to receive stock, securities, or other assets or property (an “Organic Change”), then, as a condition of such Organic Change, that the Company would made adequate provisions whereby the Holder hereof shall have the right to adjust number of shares receivable on such event according to the conversion price determined for issuance of shares to other common stockholders.

The Company’s Warrants to purchase common stock were classified as a derivative liability (“Derivative financial instrument”) which are now reclassified to equity on the Consolidated Balance Sheet.

Warrants to SSCPN placement agent:

The placement agent was compensated with a cash fee and was also issued agent warrants to purchase 10% of the shares of the Company capital stock issuable upon : a) Conversion of Notes at an exercise price equal to the conversion price of the Notes and b) Exercise of the warrants at an exercise price equal to the exercise price of the warrants. The terms of the warrants issued to the placement agents are similar to the warrants issued to the investors as mentioned above.

In accordance with ASC 815-40, the warrants issuable to Placement agent on satisfaction of above contingencies are considered as issued and are accounted accordingly. These were accounted as per ASC 480 as liability since the Company intended to settle them by issuing variable number of shares with a fixed and known monetary value at the time of inception. These warrants were classified as a derivative liability (“derivative financial instrument”) on the Consolidated Balance Sheet and were held at fair value until the date of Reverse Recapitalization. Refer note 34, Fair value measurements. On date of Reverse Recapitalization, these warrants were reclassified to equity.